Related Party Transactions (Details Textual) (USD $)	12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012 Chief Executive Officer [Member]	Oct. 31, 2012 Chief Executive Officer [Member]	Nov. 30, 2012 Chief Executive Officer [Member] Heat Waves Note [Member]	Oct. 31, 2012 Chief Executive Officer [Member] Heat Waves Note [Member]	Dec. 31, 2011 Chief Executive Officer [Member] Heat Waves Note [Member]	Dec. 31, 2009 Chief Executive Officer [Member] Heat Waves Note [Member]	Nov. 21, 2009 Chief Executive Officer [Member] Heat Waves Note [Member]	Nov. 02, 2012 Chief Executive Officer [Member] Heat Waves Note 2 [Member]	Mar. 31, 2010 Chief Executive Officer [Member] Heat Waves Note 2 [Member]	Oct. 04, 2011 Chief Executive Officer [Member] Heat Waves Note 2 [Member]	Dec. 31, 2012 Chief Executive Officer [Member] Heat Waves Note 2 [Member]	Nov. 30, 2012 Mr Herman [Member]	Dec. 31, 2012 Mr Herman [Member]	Nov. 02, 2012 Mr Herman [Member]	Dec. 31, 2012 Mr Kasch [Member]
Proceeds from Related Party Debt						$ 500,000
Debt Instrument, Interest Rate, Stated Percentage							3.00%		3.00%
Repayments of Related Party Debt					222,240				1,200,000
Debt Conversion, Converted Instrument, Amount			277,760					1,200,000
Interest Paid			1,356	7,000	27,456					49,544	43,662		45,000
Proceeds from Issuance of Private Placement	1,994,800														26,250
Guarantee Provided by Related Party		3,500,000											3,500,000
Number of Shares Pledged		250,000
Due to Related Parties, Noncurrent		1,477,760											1,477,760
Number of Units, Projected to be Issued to Convert Debt													4,222
Number of Shares, Projected to be Issued to Convert Debt												4,222,000	4,222,000
Number of Warrants, Projected to be Issued to Convert Debt												2,111,000	2,111,000
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 0.55	$ 0.55
New Equity Financing Proposed by Bank		$ 1,250,000
Per Unit Price Issued to Convert Debt	$ 350
Number of Shares Comprised in 1 Unit Issued to Convert Debt	1,000
Number of Warrants Comprised in 1 Unit Issued to Convert Debt	500
Number of Shares Issued to Convert Debt	5,699,428														75,000
Debt Conversion, Converted Instrument, Warrants or Options Issued	37,500
Number of Units Issued to Convert Debt	5,699														75